SEGMENT REPORTING (Details 2) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 111,905,518	$ 87,079,260
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	98,992,331	85,990,556
Non-PRC (including Hong Kong) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 12,913,187	$ 1,088,704